STATUTORY RESERVES	12 Months Ended
Dec. 31, 2012
STATUTORY RESERVES
STATUTORY RESERVES

24. STATUTORY RESERVES

        As stipulated by the relevant laws and regulations in the PRC, each PRC entity of the Group is required to maintain non-distributable reserves which include a statutory surplus reserve and a statutory public welfare reserve. Subject to certain cumulative limits, the statutory surplus reserve requires annual appropriations of 10% of profit after taxes as reported in company statutory financial statements prepared under accounting principle general accepted in PRC. An amount to be appropriated to the statutory public welfare reserve is to be determined at the discretion of the Group's boards of directors. These reserves can only be used for the specified purposes and once appropriated, the amounts are not available for future distribution to owners. The statutory surplus reserve may be applied against prior year losses, if any, and may be applied to increase capital upon the boards of directors' approval.

        Total amount appropriated to statutory reserves were $227,260, $69,155 and $498,402 for the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2012, the aggregate amounts of capital and statutory reserves restricted which represented the amount of net assets of the relevant subsidiaries, VIEs and VIEs' subsidiary in the Group not available for distribution was $13,044,215.